S-K 1603, SPAC Sponsor; Conflicts of Interest	Nov. 25, 2025
Spac Sponsor And Conflicts Of Interest Line Items
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement warrants, as summarized in the table below.

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

180 days after completion of our initial business combination, or earlier if we complete a liquidation, merger, stock exchange, reorganization or other similar transaction after our initial business combination that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property

Vine Hill Capital Sponsor II LLC Nicholas Petruska Daniel Zlotnitsky John Adams Dean Seavers Marshall Sonenshine Junping Wang Kevin Charlton Gregory Ethridge

Transfers permitted (i) to any officer, director, or employee of the Company, including to a family member or affiliate of such officer, director, or employee; (ii) by private sales or transfers, in each case, made in connection with the consummation of our initial business combination at prices no greater than the price at which the securities were originally purchased; (iii) in the event of our liquidation prior to the completion of our initial business combination; (iv) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement, pursuant to which, upon dissolution of our sponsor, our sponsor’s assets, including the Founder Shares, will be distributed pro rata to our sponsor’s members; and (v) in the event of our completion of a liquidation, merger, stock exchange, reorganization or other similar transaction which results in all of our public shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property subsequent to the completion of our initial business combination.

Private Placement Warrants	30 days after the completion of our initial business combination	Vine Hill Capital Sponsor II LLC Nicholas Petruska Daniel Zlotnitsky John Adams Dean Seavers Marshall Sonenshine Junping Wang Kevin Charlton Gregory Ethridge	Same as above

SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]

In addition, in order to facilitate our initial business combination or for any other reason determined by our sponsor in its sole discretion, our sponsor may surrender or forfeit, transfer or exchange our founder shares, private placement warrants or any of our other securities, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities.